Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2024
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

28. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Pension and Other Post-Retirement Benefits	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2022	99	29	1,342	1,470
Other Comprehensive Income (Loss), Before Tax	(58)	63	(286)	(281)
Reclassification on Divestiture (Note 5)	—	—	12	12
Income Tax (Expense) Recovery	14	(7)	—	7
As at December 31, 2023	55	85	1,068	1,208
Other Comprehensive Income (Loss), Before Tax	19	81	1,020	1,120
Income Tax (Expense) Recovery	(5)	(10)	—	(15)
As at December 31, 2024	69	156	2,088	2,313